GOODWILL AND INTANGIBLE ASSETS - Intangible Assets with Definite Lives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets with definite lives
Gross Carrying Amount	$ 437,566	$ 326,308
Accumulated Amortization	(278,639)	(201,454)
Total	$ 158,927	$ 124,854
Weighted-Average Useful Life (Years)	4 years 1 month 6 days	3 years 8 months 12 days
Technology
Intangible assets with definite lives
Gross Carrying Amount	$ 167,997	$ 143,255
Accumulated Amortization	(102,355)	(73,483)
Total	$ 65,642	$ 69,772
Weighted-Average Useful Life (Years)	4 years 1 month 6 days	4 years 6 months
Service professional relationships
Intangible assets with definite lives
Gross Carrying Amount	$ 97,960	$ 99,651
Accumulated Amortization	(97,312)	(76,445)
Total	$ 648	$ 23,206
Weighted-Average Useful Life (Years)	3 years	2 years 10 months 24 days
Provider relationships
Intangible assets with definite lives
Gross Carrying Amount	$ 91,887	$ 44,286
Accumulated Amortization	(33,864)	(24,226)
Total	$ 58,023	$ 20,060
Weighted-Average Useful Life (Years)	4 years	3 years 3 months 18 days
Trade names
Intangible assets with definite lives
Gross Carrying Amount	$ 53,383	$ 12,777
Accumulated Amortization	(19,227)	(8,082)
Total	$ 34,156	$ 4,695
Weighted-Average Useful Life (Years)	6 years 7 months 6 days	3 years 6 months
Memberships
Intangible assets with definite lives
Gross Carrying Amount	$ 15,900	$ 15,900
Accumulated Amortization	$ (15,900)	(11,940)
Total		$ 3,960
Weighted-Average Useful Life (Years)	3 years	3 years
Other
Intangible assets with definite lives
Gross Carrying Amount	$ 10,439	$ 10,439
Accumulated Amortization	(9,981)	(7,278)
Total	$ 458	$ 3,161
Weighted-Average Useful Life (Years)	3 years 4 months 24 days	3 years 4 months 24 days